Derivatives and Hedging - Interest Rate Swap (Details) - Interest rate swap - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2022	Feb. 28, 2022
Derivatives and Hedging
Notional amount		$ 600
Derivative fixed Interest rate	3.6858%	2.0725%
Three-month LIBOR
Derivatives and Hedging
Derivative variable Interest rate	2.0725%
Cash realization on interest rate swap agreement termination	$ 23